Income Taxes - Summary of Income Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current
Federal					$ (53)	$ 0
State					52	0
Total current tax provision					(1)	0
Deferred
Federal					3,441	0
State					622	(298)
Net deferred tax expense (benefit)					4,063	(298)
Change in valuation allowance					1	0
Total tax benefit	$ 8,037	$ (396)	$ 6,876	$ (167)	$ 4,063	$ (298)